CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 195,399	$ 528,394
Accounts receivable, net	378,455	89,394
Due from factor, net	638,781	985,288
Inventory	2,655,352	2,755,358
Prepaid expenses and other current assets	940,334	417,900
Total current assets	4,808,321	4,776,334
Deferred offering costs	367,696	367,696
Property, equipment and software, net	46,454	97,265
Goodwill	18,264,822	18,264,822
Intangible assets, net	11,227,876	12,841,313
Deposits	137,794	137,794
Right of use asset	152,387
Total assets	35,005,350	36,485,224
Current liabilities:
Accounts payable	6,945,633	6,562,690
Accrued expenses and other liabilities	3,952,366	2,237,145
Deferred revenue	396,374	276,397
Due to related parties	209,943	277,635
Contingent consideration liability	18,597,831	12,179,476
Convertible note payable, net	8,075,872	100,000
Accrued interest payable	2,103,161	1,110,679
Note payable - related party	179,489	299,489
Venture debt, net of discount		6,001,755
Loan payable, current	1,426,885	2,502,000
Promissory note payable	3,500,000	3,500,000
Right of use liability, current portion	152,387
Total current liabilities	45,539,941	35,047,266
Convertible note payable, net		5,501,614
Loan payable	298,900	713,182
Derivative liability	1,690,807	2,294,720
Warrant liability		18,223
Total liabilities	47,529,648	43,575,005
Commitments and contingencies (Note 11)
Stockholders' equity (deficit):
Common stock, $0.0001 par, 1,000,000,000 shares authorized, 529,492 and 528,742 shares issued and outstanding as of September 30, 2022 and December 31, 2021, respectively	53	13
Additional paid-in capital	75,440,940	58,614,160
Accumulated deficit	(87,965,292)	(65,703,954)
Total stockholders' equity (deficit)	(12,524,298)	(7,089,781)
Total liabilities and stockholders' equity (deficit)	35,005,350	36,485,224
Undesignated preferred stock
Stockholders' equity (deficit):
Preferred stock
Series A preferred stock
Stockholders' equity (deficit):
Preferred stock
Series A Convertible Preferred Stock
Stockholders' equity (deficit):
Preferred stock	$ 1